Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Valuation and Qualifying Accounts

Cyalume Technologies Holdings, Inc.

Consolidated Financial Statement Schedule

Schedule II – Valuation and Qualifying Accounts

(in thousands)

		Additions
Description	Balance at Beginning of Period	Charged to costs and expenses	Charged to other accounts (Describe)		Deductions (Describe)		Balance at End of Period
Year ended December 31, 2010
Allowance for Doubtful Accounts	239	42	—		(219	)(1)(2)	62
Deferred Tax Asset Valuation Allowance	6,039	(1,977)	—		—		4,062
Year ended December 31, 2011
Allowance for Doubtful Accounts	62	140	10	(3)	(6	)(2)	206
Deferred Tax Asset Valuation Allowance	4,062	(188)	—		—		3,874

(1)	Write-offs
(2)	Currency translation
(3)	Acquisition-date adjustment of estimated uncollectable accounts receivable of CTS.